Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CLP ($)
Contractual Basis [Member] | From 0 to 7 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	$ 7,290,736
Cash flow payable (liabilities) and expenses	18,893,992
Liquidity Gap	11,603,256
Contractual Basis [Member] | From 0 to 7 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,242,712
Cash flow payable (liabilities) and expenses	2,560,748
Liquidity Gap	1,318,036
Contractual Basis [Member] | From 0 to 15 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	9,752,494
Cash flow payable (liabilities) and expenses	21,207,713
Liquidity Gap	11,455,219
Contractual Basis [Member] | From 0 to 15 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,583,584
Cash flow payable (liabilities) and expenses	2,817,984
Liquidity Gap	1,234,400
Contractual Basis [Member] | From 0 to 30 days [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
One time capital	5,511,914
AVAILABLE MARGIN	3,711,088
Contractual Basis [Member] | From 0 to 30 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	10,718,420
Cash flow payable (liabilities) and expenses	24,766,475
Liquidity Gap	14,048,055
Contractual Basis [Member] | From 0 to 30 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,498,776
Cash flow payable (liabilities) and expenses	3,299,602
Liquidity Gap	1,800,826
Contractual Basis [Member] | From 0 to 90 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	14,322,153
Cash flow payable (liabilities) and expenses	28,547,005
Liquidity Gap	14,224,852
Contractual Basis [Member] | From 0 to 90 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	2,131,992
Cash flow payable (liabilities) and expenses	3,820,926
Liquidity Gap	1,688,934
Adjusted Basis [Member] | From 0 to 7 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	7,043,117
Cash flow payable (liabilities) and expenses	8,785,409
Liquidity Gap	1,742,292
Adjusted Basis [Member] | From 0 to 7 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,179,186
Cash flow payable (liabilities) and expenses	1,534,143
Liquidity Gap	354,957
Adjusted Basis [Member] | From 0 to 15 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	9,088,648
Cash flow payable (liabilities) and expenses	9,593,756
Liquidity Gap	505,108
Adjusted Basis [Member] | From 0 to 15 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,361,969
Cash flow payable (liabilities) and expenses	1,691,583
Liquidity Gap	329,614
Adjusted Basis [Member] | From 0 to 30 days [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
One time capital	5,511,914
AVAILABLE MARGIN	4,629,396
Adjusted Basis [Member] | From 0 to 30 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	9,541,175
Cash flow payable (liabilities) and expenses	10,977,748
Liquidity Gap	1,436,573
Adjusted Basis [Member] | From 0 to 30 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,131,049
Cash flow payable (liabilities) and expenses	2,013,567
Liquidity Gap	882,518
Adjusted Basis [Member] | From 0 to 90 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	11,898,750
Cash flow payable (liabilities) and expenses	13,128,996
Liquidity Gap	1,230,246
Adjusted Basis [Member] | From 0 to 90 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,314,079
Cash flow payable (liabilities) and expenses	2,441,066
Liquidity Gap	1,126,987
Contractual Basis [Member] | From 0 to 7 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	7,979,272
Cash flow payable (liabilities) and expenses	19,404,673
Liquidity Gap	11,425,401
Contractual Basis [Member] | From 0 to 7 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,242,777
Cash flow payable (liabilities) and expenses	2,560,748
Liquidity Gap	1,317,971
Contractual Basis [Member] | From 0 to 15 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	10,473,524
Cash flow payable (liabilities) and expenses	21,718,394
Liquidity Gap	11,244,870
Contractual Basis [Member] | From 0 to 15 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,583,650
Cash flow payable (liabilities) and expenses	2,817,984
Liquidity Gap	1,234,334
Contractual Basis [Member] | From 0 to 30 days [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
One time capital	5,511,914
AVAILABLE MARGIN	3,711,153
Contractual Basis [Member] | From 0 to 30 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	11,457,478
Cash flow payable (liabilities) and expenses	25,279,940
Liquidity Gap	13,822,462
Contractual Basis [Member] | From 0 to 30 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,498,841
Cash flow payable (liabilities) and expenses	3,299,602
Liquidity Gap	1,800,761
Contractual Basis [Member] | From 0 to 90 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	15,093,148
Cash flow payable (liabilities) and expenses	29,060,535
Liquidity Gap	13,967,387
Contractual Basis [Member] | From 0 to 90 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	2,132,057
Cash flow payable (liabilities) and expenses	3,820,992
Liquidity Gap	1,688,935
Adjusted Basis [Member] | From 0 to 7 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	7,731,653
Cash flow payable (liabilities) and expenses	9,296,090
Liquidity Gap	1,564,437
Adjusted Basis [Member] | From 0 to 7 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,179,252
Cash flow payable (liabilities) and expenses	1,534,143
Liquidity Gap	354,891
Adjusted Basis [Member] | From 0 to 15 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	9,809,678
Cash flow payable (liabilities) and expenses	10,104,437
Liquidity Gap	294,759
Adjusted Basis [Member] | From 0 to 15 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,362,035
Cash flow payable (liabilities) and expenses	1,691,583
Liquidity Gap	329,548
Adjusted Basis [Member] | From 0 to 30 days [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
One time capital	5,511,914
AVAILABLE MARGIN	4,629,461
Adjusted Basis [Member] | From 0 to 30 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	10,280,233
Cash flow payable (liabilities) and expenses	11,491,213
Liquidity Gap	1,210,980
Adjusted Basis [Member] | From 0 to 30 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,131,114
Cash flow payable (liabilities) and expenses	2,013,567
Liquidity Gap	882,453
Adjusted Basis [Member] | From 0 to 90 days [Member] | Consolidated Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	12,669,745
Cash flow payable (liabilities) and expenses	13,642,526
Liquidity Gap	972,781
Adjusted Basis [Member] | From 0 to 90 days [Member] | Foreign Currency [Member]
Risk Management and Report - Schedules of Consolidated Term Liquidity (Details) [Line Items]
Cash flow receivable (assets) and income	1,314,144
Cash flow payable (liabilities) and expenses	2,441,132
Liquidity Gap	$ 1,126,988